Putnam VT Mortgage Securities Fund
The fund's portfolio
3/31/19 (Unaudited)

U.S. GOVERNMENT AND AGENCY MORTGAGE OBLIGATIONS (157.5%)(a)
	Principal amount	Value
U.S. Government Guaranteed Mortgage Obligations (75.0%)
Government National Mortgage Association Pass-Through Certificates
6.50%, with due dates from 4/15/28 to 7/20/36	$36,667	$41,486
6.00%, with due dates from 4/15/28 to 11/20/38	95,898	107,008
5.50%, 4/20/38	140,657	152,108
5.00%, TBA, 5/1/49	1,000,000	1,044,102
5.00%, TBA, 4/1/49	1,000,000	1,044,609
4.70%, 8/20/67	107,290	116,946
4.50%, TBA, 5/1/49	3,000,000	3,113,555
4.50%, TBA, 4/1/49	3,000,000	3,115,078
4.50%, with due dates from 2/20/34 to 5/20/48	1,638,229	1,725,980
4.00%, TBA, 5/1/49	3,000,000	3,094,805
4.00%, TBA, 4/1/49	3,000,000	3,097,500
4.00%, with due dates from 4/20/45 to 10/20/45	2,781,387	2,889,994
3.50%, TBA, 5/1/49	5,000,000	5,104,297
3.50%, TBA, 4/1/49	5,000,000	5,107,813
3.50%, with due dates from 1/20/45 to 5/20/45	1,673,178	1,712,533
3.00%, TBA, 5/1/49	5,000,000	5,018,164
3.00%, TBA, 4/1/49	5,000,000	5,021,485

		41,507,463
U.S. Government Agency Mortgage Obligations (82.5%)
Federal Home Loan Mortgage Corporation Pass-Through Certificates
7.50%, with due dates from 9/1/30 to 7/1/31	12,187	13,870
7.00%, with due dates from 11/1/26 to 4/1/32	109,130	123,262
5.50%, 12/1/33	16,247	17,714
4.50%, with due dates from 7/1/44 to 8/1/44	161,182	170,566
4.00%, with due dates from 12/1/44 to 9/1/45	1,011,489	1,049,867
Federal National Mortgage Association Pass-Through Certificates
7.50%, with due dates from 9/1/30 to 11/1/30	9,666	10,945
7.00%, with due dates from 12/1/28 to 12/1/35	369,375	414,855
6.50%, 9/1/36	7,484	8,501
6.00%, 1/1/38	104,095	117,168
5.50%, 1/1/38	430,190	469,830
5.00%, 2/1/39	10,754	11,607
4.50%, TBA, 5/1/49	1,000,000	1,041,133
4.50%, TBA, 4/1/49	1,000,000	1,041,875
4.50%, with due dates from 7/1/44 to 5/1/45	229,086	241,589
4.00%, TBA, 5/1/49	1,000,000	1,027,578
4.00%, TBA, 4/1/49	1,000,000	1,028,438
4.00%, 3/1/46	307,037	319,708
3.50%, with due dates from 5/1/45 to 1/1/57	3,616,506	3,674,671
3.50%, TBA, 5/1/49	1,000,000	1,012,695
3.50%, TBA, 4/1/49	4,000,000	4,053,750
3.00%, TBA, 5/1/49	15,000,000	14,915,625
3.00%, TBA, 4/1/49	15,000,000	14,930,859

		45,696,106

Total U.S. government and agency mortgage obligations (cost $87,113,562)		$87,203,569

U.S. TREASURY OBLIGATIONS (0.4%)(a)
	Principal amount	Value
U.S. Treasury Notes 2.125%, 2/29/24(i)	$240,000	$239,014

Total U.S. treasury obligations (cost $239,014)		$239,014

MORTGAGE-BACKED SECURITIES (64.3%)(a)
	Principal amount	Value
Agency collateralized mortgage obligations (39.7%)
Federal Home Loan Mortgage Corporation
IFB Ser. 3408, Class EK, ((-4.024 x 1 Month US LIBOR) + 25.79%), 15.799%, 4/15/37	$24,877	$37,049
IFB Ser. 3072, Class SM, ((-3.667 x 1 Month US LIBOR) + 23.80%), 14.69%, 11/15/35	35,301	51,264
IFB Ser. 3065, Class DC, ((-3 x 1 Month US LIBOR) + 19.86%), 12.409%, 3/15/35	170,686	217,488
IFB Ser. 2990, Class LB, ((-2.556 x 1 Month US LIBOR) + 16.95%), 10.597%, 6/15/34	27,529	31,506
Structured Agency Credit Risk Debt FRN Ser. 14-HQ3, Class M3, (1 Month US LIBOR + 4.75%), 7.236%, 10/25/24	296,351	325,909
Ser. 4122, Class TI, IO, 4.50%, 10/15/42	265,961	48,999
Ser. 4018, Class DI, IO, 4.50%, 7/15/41	334,139	40,299
Ser. 4546, Class PI, IO, 4.00%, 12/15/45	567,247	99,107
Ser. 4530, Class HI, IO, 4.00%, 11/15/45	332,209	55,571
Ser. 4500, Class GI, IO, 4.00%, 8/15/45	464,188	85,220
Ser. 4425, IO, 4.00%, 1/15/45	460,834	81,475
Ser. 4425, Class EI, IO, 4.00%, 1/15/45	682,433	118,388
Ser. 4452, Class QI, IO, 4.00%, 11/15/44	394,028	89,137
Ser. 4213, Class GI, IO, 4.00%, 11/15/41	950,204	102,128
Ser. 4019, Class JI, IO, 4.00%, 5/15/41	473,967	58,033
Ser. 3996, Class IK, IO, 4.00%, 3/15/39	380,651	18,565
IFB Ser. 4136, Class ES, IO, ((-1 x 1 Month US LIBOR) + 6.25%), 3.766%, 11/15/42	313,733	31,014
IFB Ser. 4436, Class SC, IO, ((-1 x 1 Month US LIBOR) + 6.15%), 3.666%, 2/15/45	1,007,706	155,452
Ser. 4621, Class QI, IO, 3.50%, 10/15/46	854,872	122,324
Ser. 4165, Class AI, IO, 3.50%, 2/15/43	364,350	62,555
Ser. 4136, Class IQ, IO, 3.50%, 11/15/42	543,380	64,155
Ser. 4199, Class CI, IO, 3.50%, 12/15/37	252,652	10,724
Ser. 304, Class C37, IO, 3.50%, 12/15/27	286,056	22,869
Ser. 4150, Class DI, IO, 3.00%, 1/15/43	451,279	50,487
Ser. 4141, Class PI, IO, 3.00%, 12/15/42	408,565	41,429
Ser. 4158, Class TI, IO, 3.00%, 12/15/42	997,150	90,441
Ser. 4165, Class TI, IO, 3.00%, 12/15/42	1,023,864	86,073
Ser. 4171, Class NI, IO, 3.00%, 6/15/42	625,719	55,019
Ser. 4183, Class MI, IO, 3.00%, 2/15/42	322,172	24,807
Ser. 4201, Class JI, IO, 3.00%, 12/15/41	481,852	35,925
Ser. 315, PO, zero %, 9/15/43	916,141	752,861
Ser. 3835, Class FO, PO, zero %, 4/15/41	524,253	450,218
Ser. 3391, PO, zero %, 4/15/37	6,083	5,206
Ser. 3300, PO, zero %, 2/15/37	2,922	2,499
Ser. 3326, Class WF, zero %, 10/15/35(WAC)	1,163	872
Federal Home Loan Mortgage Corporation Structured Agency Credit risk Debt FRN Ser. 15-HQ1, Class M3, (1 Month US LIBOR + 3.80%), 6.286%, 3/25/25	245,695	258,832
Federal National Mortgage Association
IFB Ser. 06-62, Class PS, ((-6 x 1 Month US LIBOR) + 39.90%), 24.987%, 7/25/36	19,527	32,347
IFB Ser. 06-8, Class HP, ((-3.667 x 1 Month US LIBOR) + 24.57%), 15.453%, 3/25/36	34,120	51,982
IFB Ser. 07-53, Class SP, ((-3.667 x 1 Month US LIBOR) + 24.20%), 15.086%, 6/25/37	39,411	56,479
IFB Ser. 05-122, Class SE, ((-3.5 x 1 Month US LIBOR) + 23.10%), 14.401%, 11/25/35	35,676	45,840
IFB Ser. 08-24, Class SP, ((-3.667 x 1 Month US LIBOR) + 23.28%), 14.17%, 2/25/38	142,306	177,619
IFB Ser. 05-75, Class GS, ((-3 x 1 Month US LIBOR) + 20.25%), 12.794%, 8/25/35	25,758	32,599
IFB Ser. 05-106, Class JC, ((-3.101 x 1 Month US LIBOR) + 20.12%), 12.417%, 12/25/35	38,435	48,589
IFB Ser. 05-83, Class QP, ((-2.6 x 1 Month US LIBOR) + 17.39%), 10.932%, 11/25/34	12,843	14,635
Connecticut Avenue Securities FRB Ser. 16-C02, Class 1M2, (1 Month US LIBOR + 6.00%), 8.486%, 9/25/28	138,888	158,061
IFB Ser. 11-4, Class CS, ((-2 x 1 Month US LIBOR) + 12.90%), 7.929%, 5/25/40	81,734	93,528
Ser. 15-58, Class KI, IO, 6.00%, 3/25/37	740,280	168,433
Ser. 16-3, Class MI, IO, 5.50%, 2/25/46	485,853	96,869
Ser. 15-86, Class MI, IO, 5.50%, 11/25/45	632,394	133,644
Ser. 10-109, Class IM, IO, 5.50%, 9/25/40	1,399,628	252,003
Ser. 18-51, Class BI, IO, 5.50%, 7/25/38	1,034,594	165,505
Ser. 17-19, Class IH, IO, 5.00%, 3/25/47	758,454	151,539
Ser. 12-151, Class IM, IO, 5.00%, 4/25/42	1,187,803	213,831
IFB Ser. 11-123, Class KS, IO, ((-1 x 1 Month US LIBOR) + 6.60%), 4.115%, 10/25/41	99,822	15,254
Ser. 12-118, Class PI, IO, 4.00%, 6/25/42	796,407	128,244
Ser. 12-62, Class MI, IO, 4.00%, 3/25/41	273,668	27,203
Ser. 12-104, Class HI, IO, 4.00%, 9/25/27	511,643	48,523
IFB Ser. 18-47, Class SA, IO, ((-1 x 1 Month US LIBOR) + 6.25%), 3.765%, 7/25/48	661,439	101,154
IFB Ser. 18-36, Class SD, IO, ((-1 x 1 Month US LIBOR) + 6.25%), 3.765%, 6/25/48	1,899,314	281,885
IFB Ser. 16-83, Class BS, IO, ((-1 x 1 Month US LIBOR) + 6.10%), 3.615%, 11/25/46	2,052,575	327,057
IFB Ser. 16-85, Class SL, IO, ((-1 x 1 Month US LIBOR) + 6.10%), 3.615%, 11/25/46	3,075,267	424,079
IFB Ser. 16-50, Class SM, IO, ((-1 x 1 Month US LIBOR) + 6.10%), 3.615%, 8/25/46	1,402,992	187,411
Ser. 16-70, Class QI, IO, 3.50%, 10/25/46	2,371,461	347,016
Ser. 15-10, Class AI, IO, 3.50%, 8/25/43	655,524	109,540
Ser. 12-124, Class JI, IO, 3.50%, 11/25/42	209,197	23,740
Ser. 13-22, Class PI, IO, 3.50%, 10/25/42	590,651	105,652
Ser. 12-114, Class NI, IO, 3.50%, 10/25/41	881,601	127,334
Ser. 13-55, Class IK, IO, 3.00%, 4/25/43	345,636	32,750
Ser. 13-6, Class JI, IO, 3.00%, 2/25/43	750,051	69,849
Ser. 12-151, Class PI, IO, 3.00%, 1/25/43	318,382	30,164
Ser. 12-145, Class TI, IO, 3.00%, 11/25/42	273,251	14,869
Ser. 13-35, Class IP, IO, 3.00%, 6/25/42	346,682	20,836
Ser. 13-55, Class PI, IO, 3.00%, 5/25/42	510,879	33,580
Ser. 13-53, Class JI, IO, 3.00%, 12/25/41	412,301	33,494
Ser. 13-23, Class PI, IO, 3.00%, 10/25/41	326,337	14,538
Ser. 13-30, Class IP, IO, 3.00%, 10/25/41	491,825	23,081
Ser. 13-23, Class LI, IO, 3.00%, 6/25/41	302,504	13,984
Ser. 14-28, Class AI, IO, 3.00%, 3/25/40	492,435	37,265
FRB Ser. 03-W8, Class 3F2, (1 Month US LIBOR + 0.35%), 2.836%, 5/25/42	3,809	3,829
FRB Ser. 07-95, Class A3, (1 Month US LIBOR + 0.25%), 2.736%, 8/27/36	1,868,618	1,788,433
Ser. 08-53, Class DO, PO, zero %, 7/25/38	34,668	31,344
Ser. 07-44, Class CO, PO, zero %, 5/25/37	12,308	10,259
Government National Mortgage Association
Ser. 16-75, Class LI, IO, 6.00%, 1/20/40	431,623	94,418
Ser. 14-137, Class ID, IO, 5.50%, 9/16/44	502,097	108,518
Ser. 15-89, Class LI, IO, 5.00%, 12/20/44	818,803	177,959
Ser. 14-133, Class IP, IO, 5.00%, 9/16/44	354,242	73,034
Ser. 14-76, IO, 5.00%, 5/20/44	449,385	92,305
Ser. 13-51, Class QI, IO, 5.00%, 2/20/43	334,454	57,633
Ser. 13-3, Class IT, IO, 5.00%, 1/20/43	193,357	41,726
Ser. 13-6, Class OI, IO, 5.00%, 1/20/43	145,400	31,574
Ser. 10-35, Class UI, IO, 5.00%, 3/20/40	213,458	44,852
Ser. 10-9, Class UI, IO, 5.00%, 1/20/40	679,951	146,257
Ser. 09-121, Class UI, IO, 5.00%, 12/20/39	528,794	113,030
Ser. 18-1, IO, 4.50%, 1/20/48	842,160	158,444
Ser. 18-127, Class IB, IO, 4.50%, 6/20/45	193,069	22,021
Ser. 13-34, Class HI, IO, 4.50%, 3/20/43	511,147	99,860
Ser. 12-129, IO, 4.50%, 11/16/42	401,874	87,974
Ser. 12-91, Class IN, IO, 4.50%, 5/20/42	739,010	150,015
Ser. 10-35, Class AI, IO, 4.50%, 3/20/40	498,273	96,964
Ser. 10-35, Class DI, IO, 4.50%, 3/20/40	297,167	58,506
Ser. 10-35, Class QI, IO, 4.50%, 3/20/40	176,554	34,596
Ser. 10-9, Class QI, IO, 4.50%, 1/20/40	145,106	28,165
Ser. 09-121, Class BI, IO, 4.50%, 12/16/39	155,558	34,806
Ser. 09-121, Class CI, IO, 4.50%, 12/16/39	610,504	127,367
IFB Ser. 11-81, Class SB, IO, ((-1 x 1 Month US LIBOR) + 6.71%), 4.223%, 11/16/36	154,768	5,846
IFB Ser. 13-182, Class SP, IO, ((-1 x 1 Month US LIBOR) + 6.70%), 4.212%, 12/20/43	359,058	65,977
IFB Ser. 11-156, Class SK, IO, ((-1 x 1 Month US LIBOR) + 6.60%), 4.112%, 4/20/38	917,013	176,525
Ser. 16-69, IO, 4.00%, 5/20/46	792,203	129,541
Ser. 15-53, Class MI, IO, 4.00%, 4/16/45	446,937	89,030
Ser. 14-100, Class NI, IO, 4.00%, 6/20/43	797,273	98,710
Ser. 13-67, Class IP, IO, 4.00%, 4/16/43	666,323	137,196
Ser. 13-165, Class IL, IO, 4.00%, 3/20/43	167,448	29,151
Ser. 12-56, Class IB, IO, 4.00%, 4/20/42	466,286	86,214
Ser. 12-38, Class MI, IO, 4.00%, 3/20/42	1,685,382	327,065
Ser. 12-47, Class CI, IO, 4.00%, 3/20/42	207,663	37,431
Ser. 14-104, IO, 4.00%, 3/20/42	483,527	75,628
Ser. 14-4, Class IK, IO, 4.00%, 7/20/39	214,146	15,209
Ser. 11-71, Class IK, IO, 4.00%, 4/16/39	261,228	17,607
Ser. 10-114, Class MI, IO, 4.00%, 3/20/39	250,076	12,642
Ser. 14-182, Class BI, IO, 4.00%, 1/20/39	649,292	77,499
IFB Ser. 18-89, Class LS, IO, ((-1 x 1 Month US LIBOR) + 6.20%), 3.712%, 6/20/48	880,737	117,799
IFB Ser. 13-87, Class SA, IO, ((-1 x 1 Month US LIBOR) + 6.20%), 3.712%, 6/20/43	1,716,535	275,394
Ser. 16-156, Class PI, IO, 3.50%, 11/20/46	614,581	56,173
Ser. 16-111, Class IP, IO, 3.50%, 8/20/46	1,048,148	87,625
Ser. 18-127, Class IE, IO, 3.50%, 1/20/46	686,864	95,069
Ser. 17-176, Class BI, IO, 3.50%, 5/20/45	1,105,410	109,241
Ser. 17-164, Class IG, IO, 3.50%, 4/20/44	1,452,258	114,365
Ser. 13-79, Class PI, IO, 3.50%, 4/20/43	410,270	58,976
Ser. 15-168, Class IG, IO, 3.50%, 3/20/43	572,677	85,768
Ser. 13-37, Class JI, IO, 3.50%, 1/20/43	261,457	39,749
Ser. 13-27, Class PI, IO, 3.50%, 12/20/42	218,684	32,674
Ser. 12-136, IO, 3.50%, 11/20/42	561,931	98,122
Ser. 18-127, Class IA, IO, 3.50%, 4/20/42	1,332,354	116,141
Ser. 14-102, Class IG, IO, 3.50%, 3/16/41	193,786	16,643
Ser. 15-52, Class KI, IO, 3.50%, 11/20/40	611,039	66,481
Ser. 15-99, Class TI, IO, 3.50%, 4/20/39	572,991	33,056
Ser. 15-24, Class AI, IO, 3.50%, 12/20/37	585,157	47,861
Ser. 17-H08, Class GI, IO, 3.161%, 2/20/67(WAC)	988,921	145,866
Ser. 17-H08, Class EI, IO, 3.14%, 2/20/67(WAC)	1,290,896	166,203
Ser. 14-160, Class IB, IO, 3.00%, 11/20/40	808,896	47,164
Ser. 14-141, Class CI, IO, 3.00%, 3/20/40	246,404	15,080
Ser. 14-174, Class AI, IO, 3.00%, 11/16/29	514,116	47,453
Ser. 18-H05, Class ID, IO, 2.832%, 3/20/68(WAC)	580,810	78,409
Ser. 17-H08, Class NI, IO, 2.633%, 3/20/67(WAC)	1,010,904	111,402
Ser. 16-H13, Class IK, IO, 2.602%, 6/20/66(WAC)	1,294,144	166,621
Ser. 15-H22, Class GI, IO, 2.574%, 9/20/65(WAC)	1,380,465	166,484
Ser. 17-H04, Class BI, IO, 2.526%, 2/20/67(WAC)	989,191	132,304
Ser. 17-H03, Class KI, IO, 2.525%, 1/20/67(WAC)	1,509,341	193,867
Ser. 16-H04, Class HI, IO, 2.368%, 7/20/65(WAC)	860,203	75,010
Ser. 18-H02, Class IM, IO, 2.334%, 2/20/68(WAC)	825,871	121,816
Ser. 16-H24, Class KI, IO, 2.331%, 11/20/66(WAC)	765,716	99,543
Ser. 16-H27, Class GI, IO, 2.303%, 12/20/66(WAC)	1,537,211	204,185
Ser. 17-H06, Class MI, IO, 2.299%, 2/20/67(WAC)	1,680,263	187,838
Ser. 18-H02, IO, 2.289%, 1/20/68(WAC)	447,113	57,705
Ser. 16-H07, Class PI, IO, 2.28%, 3/20/66(WAC)	2,476,478	297,177
Ser. 17-H14, Class LI, IO, 2.251%, 6/20/67(WAC)	854,771	104,709
Ser. 18-H01, Class XI, IO, 2.24%, 1/20/68(WAC)	1,222,181	186,383
Ser. 16-H23, Class NI, IO, 2.233%, 10/20/66(WAC)	1,897,926	211,239
Ser. 17-H25, Class CI, IO, 2.207%, 12/20/67(WAC)	1,682,698	252,405
Ser. 17-H14, Class JI, IO, 2.197%, 6/20/67(WAC)	561,175	81,370
Ser. 16-H24, Class JI, IO, 2.175%, 11/20/66(WAC)	605,277	73,390
Ser. 17-H25, Class AI, IO, 2.172%, 12/20/67(WAC)	559,583	67,150
Ser. 17-H20, Class AI, IO, 2.152%, 10/20/67(WAC)	2,355,480	310,997
Ser. 17-H03, Class CI, IO, 2.122%, 12/20/66(WAC)	712,970	88,230
Ser. 16-H03, Class AI, IO, 2.10%, 1/20/66(WAC)	1,506,161	139,320
Ser. 16-H24, IO, 2.098%, 9/20/66(WAC)	940,872	107,024
Ser. 16-H11, Class HI, IO, 2.09%, 1/20/66(WAC)	2,956,414	266,077
Ser. 16-H18, Class QI, IO, 2.087%, 6/20/66(WAC)	1,313,977	155,752
Ser. 16-H17, Class DI, IO, 2.084%, 7/20/66(WAC)	1,392,771	141,258
Ser. 16-H06, Class HI, IO, 2.068%, 2/20/66	1,129,341	97,312
Ser. 15-H24, Class HI, IO, 2.031%, 9/20/65(WAC)	1,215,431	81,689
Ser. 16-H06, Class AI, IO, 1.97%, 2/20/66	772,829	67,538
Ser. 15-H20, Class CI, IO, 1.954%, 8/20/65(WAC)	1,417,235	140,767
Ser. 16-H14, Class AI, IO, 1.953%, 6/20/66(WAC)	917,211	94,887
FRB Ser. 15-H16, Class XI, IO, 1.934%, 7/20/65(WAC)	836,160	84,118
Ser. 15-H23, Class TI, IO, 1.922%, 9/20/65(WAC)	1,062,035	102,274
Ser. 15-H25, Class BI, IO, 1.886%, 10/20/65(WAC)	994,050	87,874
Ser. 15-H04, Class AI, IO, 1.833%, 12/20/64(WAC)	1,160,926	94,325
Ser. 15-H22, Class AI, IO, 1.832%, 9/20/65(WAC)	1,568,579	142,584
Ser. 17-H10, Class MI, IO, 1.801%, 4/20/67(WAC)	1,110,107	105,793
Ser. 17-H25, IO, 1.776%, 11/20/67(WAC)	984,330	113,198
Ser. 15-H13, Class AI, IO, 1.774%, 6/20/65(WAC)	1,299,919	121,867
Ser. 16-H04, Class KI, IO, 1.761%, 2/20/66(WAC)	1,632,452	122,434
Ser. 17-H09, IO, 1.743%, 4/20/67(WAC)	924,044	84,183
Ser. 14-H25, Class BI, IO, 1.70%, 12/20/64(WAC)	1,106,889	81,919
Ser. 16-H10, Class AI, IO, 1.685%, 4/20/66(WAC)	1,314,109	90,056
Ser. 16-H06, Class DI, IO, 1.633%, 7/20/65	1,388,774	106,852
Ser. 14-H21, Class AI, IO, 1.629%, 10/20/64(WAC)	1,490,658	121,578
Ser. 17-H16, Class HI, IO, 1.62%, 8/20/67(WAC)	901,200	85,614
Ser. 14-H18, Class CI, IO, 1.616%, 9/20/64(WAC)	1,013,723	83,737
Ser. 15-H10, Class HI, IO, 1.598%, 4/20/65(WAC)	2,269,228	191,069
Ser. 17-H06, Class EI, 1.589%, 2/20/67(WAC)	687,130	46,598
Ser. 16-H08, Class GI, IO, 1.44%, 4/20/66(WAC)	961,897	51,565
FRB Ser. 11-H07, Class FI, IO, 1.254%, 2/20/61(WAC)	4,108,044	120,776
Ser. 10-151, Class KO, PO, zero %, 6/16/37	28,773	24,346
Ser. 06-36, Class OD, PO, zero %, 7/16/36	1,547	1,294
Government National Mortgage Association IFB Ser. 19-35, Class SE, IO, ((-1 x 1 Month US LIBOR) + 6.15%), 3.668%, 1/16/44	817,000	117,699

		21,965,579
Commercial mortgage-backed securities (5.0%)
COMM Mortgage Trust 144A FRB Ser. 14-CR17, Class D, 4.826%, 5/10/47(WAC)	116,000	112,652
CSAIL Commercial Mortgage Trust FRB Ser. 15-C1, Class C, 4.296%, 4/15/50(WAC)	118,000	119,429
GS Mortgage Securities Trust 144A FRB Ser. 14-GC24, Class D, 4.53%, 9/10/47(WAC)	329,000	295,042
JPMBB Commercial Mortgage Securities Trust 144A
FRB Ser. C14, Class D, 4.564%, 8/15/46(WAC)	298,000	276,181
FRB Ser. 14-C25, Class D, 3.945%, 11/15/47(WAC)	239,000	209,662
Ser. 14-C23, Class E, 3.364%, 9/15/47(WAC)	115,000	88,550
JPMorgan Chase Commercial Mortgage Securities Trust FRB Ser. 13-LC11, Class D, 4.169%, 4/15/46(WAC)	119,000	102,986
JPMorgan Chase Commercial Mortgage Securities Trust 144A FRB Ser. 10-C2, Class D, 5.60%, 11/15/43(WAC)	131,000	132,203
ML-CFC Commercial Mortgage Trust
Ser. 07-6, Class AM, 5.501%, 3/12/51(WAC)	47,705	45,320
FRB Ser. 06-4, Class C, 5.324%, 12/12/49(WAC)	164,591	155,357
Morgan Stanley Bank of America Merrill Lynch Trust 144A Ser. 14-C15, Class F, 4.00%, 4/15/47	100,000	82,553
Morgan Stanley Capital I Trust 144A FRB Ser. 11-C3, Class E, 5.155%, 7/15/49(WAC)	148,000	148,450
UBS Commercial Mortgage Trust 144A
FRB Ser. 12-C1, Class D, 5.544%, 5/10/45(WAC)	200,000	199,759
FRB Ser. 12-C1, Class E, 5.00%, 5/10/45(WAC)	289,000	260,179
WF-RBS Commercial Mortgage Trust 144A
FRB Ser. 12-C9, Class D, 4.781%, 11/15/45(WAC)	290,000	284,950
FRB Ser. 12-C9, Class E, 4.781%, 11/15/45(WAC)	117,000	103,695
FRB Ser. 13-C11, Class E, 4.266%, 3/15/45(WAC)	172,000	157,192

		2,774,160
Residential mortgage-backed securities (non-agency) (19.6%)
Arroyo Mortgage Trust 144A Ser. 18-1, Class A3, 4.157%, 4/25/48(WAC)	126,259	127,838
Bayview Financial Mortgage Pass-Through Trust Ser. 06-C, Class 1A3, 6.028%, 11/28/36	450,000	440,775
Bear Stearns Alt-A Trust FRB Ser. 05-8, Class 21A1, 4.464%, 10/25/35(WAC)	240,325	230,959
Bellemeade Re, Ltd. 144A
FRB Ser. 17-1, Class M2, (1 Month US LIBOR + 3.35%), 5.836%, 10/25/27 (Bermuda)	150,000	153,887
FRB Ser. 18-2A, Class M1C, (1 Month US LIBOR + 1.60%), 4.086%, 8/25/28 (Bermuda)	190,000	190,475
Carrington Mortgage Loan Trust FRB Ser. 06-NC2, Class A4, (1 Month US LIBOR + 0.24%), 2.726%, 6/25/36	490,000	453,250
Citigroup Mortgage Loan Trust, Inc.
Ser. 05-WF2, Class AF6B, 5.55%, 8/25/35	171,886	170,202
FRB Ser. 07-AR5, Class 1A1A, 4.753%, 4/25/37(WAC)	373,625	376,113
Countrywide Alternative Loan Trust FRB Ser. 07-OA6, Class A1A, (1 Month US LIBOR + 0.14%), 2.626%, 6/25/37	68,030	63,948
Countrywide Asset-Backed Certificates FRB Ser. 07-10, Class 1A1, (1 Month US LIBOR + 0.18%), 2.666%, 6/25/47	411,818	401,137
Credit Suisse Mortgage Trust 144A FRB Ser. 13-11R, Class 1A2, 5.219%, 6/27/34(WAC)	180,000	187,200
Federal Home Loan Mortgage Corporation
FRB Ser. 16-DNA3, Class M3, (1 Month US LIBOR + 5.00%), 7.486%, 12/25/28	362,000	410,232
Structured Agency Credit Risk Debt Notes FRB Ser. 14-DN4, Class M3, (1 Month US LIBOR + 4.55%), 7.036%, 10/25/24	178,511	195,871
Structured Agency Credit Risk Debt FRN Ser. 17-DNA2, Class M2, (1 Month US LIBOR + 3.45%), 5.936%, 10/25/29	250,000	268,816
Structured Agency Credit Risk Debt FRN Ser. 18-DNA1, Class B1, (1 Month US LIBOR + 3.15%), 5.636%, 7/25/30	250,000	237,781
Structured Agency Credit Risk Debt FRN Ser. 17-HQA2, Class M2, (1 Month US LIBOR + 2.65%), 5.136%, 12/25/29	260,000	267,702
Structured Agency Credit Risk Debt FRN Ser. 18-HQA1, Class M2, (1 Month US LIBOR + 2.30%), 4.786%, 9/25/30	295,000	294,405
Federal Home Loan Mortgage Corporation 144A
Structured Agency Credit Risk Debt FRN Ser. 19-DNA2, Class B1, (1 Month US LIBOR + 4.35%), 6.837%, 3/25/49	60,000	60,030
Structured Agency Credit Risk Debt FRN Ser. 18-DNA2, Class B1, (1 Month US LIBOR + 3.70%), 6.186%, 12/25/30	410,000	403,647
Structured Agency Credit Risk Debt FRN Ser. 19-DNA2, Class M2, (1 Month US LIBOR + 2.45%), 4.937%, 3/25/49	257,000	258,226
Federal Home Loan Mortgage Corporation Structured Agency Credit risk debt Notes FRB Ser. 15-HQA1, Class B, (1 Month US LIBOR + 8.80%), 11.286%, 3/25/28	248,600	296,102
Federal National Mortgage Association
Connecticut Avenue Securities FRB Ser. 16-C03, Class 1B, (1 Month US LIBOR + 11.75%), 14.236%, 10/25/28	155,819	219,384
Connecticut Avenue Securities FRB Ser. 16-C05, Class 2B, (1 Month US LIBOR + 10.75%), 13.236%, 1/25/29	9,980	12,552
Connecticut Avenue Securities FRB Ser. 17-C02, Class 2B1, (1 Month US LIBOR + 5.50%), 7.986%, 9/25/29	50,000	56,572
Connecticut Avenue Securities FRB Ser. 16-C03, Class 1M2, (1 Month US LIBOR + 5.30%), 7.786%, 10/25/28	167,000	190,520
Connecticut Avenue Securities FRB Ser. 16-C05, Class 2M2, (1 Month US LIBOR + 4.45%), 6.936%, 1/25/29	187,000	203,936
Connecticut Avenue Securities FRB Ser. 16-C07, Class 2M2, (1 Month US LIBOR + 4.35%), 6.836%, 5/25/29	20,000	21,846
Connecticut Avenue Securities FRB Ser. 16-C06, Class 1M2, (1 Month US LIBOR + 4.25%), 6.736%, 4/25/29	197,000	218,160
Connecticut Avenue Securities FRB Ser. 17-C06, Class 1B1, (1 Month US LIBOR + 4.15%), 6.636%, 2/25/30	200,000	210,715
Connecticut Avenue Securities FRB Ser. 17-C07, Class 1B1, (1 Month US LIBOR + 4.00%), 6.486%, 5/25/30	220,000	226,729
Connecticut Avenue Securities FRB Ser. 17-C05, Class 1B1, (1 Month US LIBOR + 3.60%), 6.086%, 1/25/30	418,000	428,326
Connecticut Avenue Securities FRB Ser. 18-C01, Class 1B1, (1 Month US LIBOR + 3.55%), 6.036%, 7/25/30	422,000	415,879
Connecticut Avenue Securities FRB Ser. 17-C01, Class 1M2, (1 Month US LIBOR + 3.55%), 6.036%, 7/25/29	330,000	354,391
Connecticut Avenue Securities FRB Ser. 17-C06, Class 1M2, (1 Month US LIBOR + 2.65%), 5.136%, 2/25/30	290,000	298,055
Connecticut Avenue Securities FRB Ser. 18-C04, Class 2M2, (1 Month US LIBOR + 2.55%), 5.036%, 12/25/30	300,000	302,004
Connecticut Avenue Securities FRB Ser. 18-C05, Class 1M2, (1 Month US LIBOR + 2.35%), 4.836%, 1/25/31	130,000	130,297
Connecticut Avenue Securities FRB Ser. 18-C02, Class 2M2, (1 Month US LIBOR + 2.20%), 4.686%, 8/25/30	299,000	297,220
Connecticut Avenue Securities FRB Ser. 18-C03, Class 1M2, (1 Month US LIBOR + 2.15%), 4.636%, 10/25/30	151,000	150,357
Federal National Mortgage Association 144A Connecticut Avenue Securities Trust FRB Ser. 19-R02, Class 1M2, (1 Month US LIBOR + 2.30%), 4.786%, 8/25/31	102,000	102,648
GCAT, LLC 144A Ser. 18-2, Class A1, 4.09%, 6/26/23	192,225	191,865
JPMorgan Alternative Loan Trust FRB Ser. 06-A6, Class 1A1, (1 Month US LIBOR + 0.16%), 2.646%, 11/25/36	150,110	143,497
Legacy Mortgage Asset Trust 144A FRB Ser. 19-GS2, Class A2, 4.25%, 1/25/59	100,000	97,320
Morgan Stanley ABS Capital I, Inc. Trust FRB Ser. 04-HE9, Class M2, (1 Month US LIBOR + 0.93%), 3.416%, 11/25/34	59,454	59,294
Morgan Stanley Re-REMIC Trust 144A FRB Ser. 10-R4, Class 4B, (1 Month US LIBOR + 0.23%), 3.439%, 2/26/37	141,207	124,696
Oaktown Re, Ltd. 144A FRB Ser. 18-1A, Class M2, (1 Month US LIBOR + 2.85%), 5.336%, 7/25/28 (Bermuda)	220,000	220,756
Structured Asset Mortgage Investments II Trust FRB Ser. 06-AR7, Class A1BG, (1 Month US LIBOR + 0.12%), 2.606%, 8/25/36	59,083	53,949
WaMu Mortgage Pass-Through Certificates Trust
FRB Ser. 05-AR14, Class 1A2, 4.193%, 12/25/35(WAC)	342,264	341,870
FRB Ser. 05-AR12, Class 1A8, 4.016%, 10/25/35(WAC)	101,594	100,936
FRB Ser. 05-AR8, Class 2AC2, (1 Month US LIBOR + 0.92%), 3.406%, 7/25/45	122,178	120,065
Wells Fargo Home Equity Asset-Backed Securities Trust FRB Ser. 07-2, Class A3, (1 Month US LIBOR + 0.23%), 2.716%, 4/25/37	100,489	97,005

		10,879,440

Total mortgage-backed securities (cost $36,053,284)		$35,619,179

PURCHASED SWAP OPTIONS OUTSTANDING (4.1%)(a)
Counterparty Fixed right % to receive or (pay)/ Floating rate index/Maturity date	Expiration date/ strike	Notional/ Contract amount	Value
Bank of America N.A.
3.312/3 month USD-LIBOR-BBA/Nov-38	Nov-28/3.312	$4,197,400	$324,963
(3.312)/3 month USD-LIBOR-BBA/Nov-38	Nov-28/3.312	4,197,400	162,313
3.295/3 month USD-LIBOR-BBA/Nov-38	Nov-28/3.295	2,098,700	160,760
2.785/3 month USD-LIBOR-BBA/Jan-47	Jan-27/2.785	1,166,600	105,857
(2.785)/3 month USD-LIBOR-BBA/Jan-47	Jan-27/2.785	1,166,600	95,381
(3.295)/3 month USD-LIBOR-BBA/Nov-38	Nov-28/3.295	2,098,700	82,164
Citibank, N.A.
2.41/3 month USD-LIBOR-BBA/Apr-21	Apr-19/2.41	11,945,200	17,559
Goldman Sachs International
2.7475/3 month USD-LIBOR-BBA/Feb-30	Feb-20/2.7475	4,128,600	151,272
(2.7475)/3 month USD-LIBOR-BBA/Feb-30	Feb-20/2.7475	4,128,600	35,093
2.10625/3 month USD-LIBOR-BBA/Apr-24	Apr-19/2.10625	8,474,500	6,949
JPMorgan Chase Bank N.A.
3.162/3 month USD-LIBOR-BBA/Nov-33	Nov-20/3.162	2,042,400	160,696
3.096/3 month USD-LIBOR-BBA/Nov-29	Nov-19/3.096	1,633,900	100,567
2.56/3 month USD-LIBOR-BBA/Feb-22	Feb-20/2.56	5,940,200	46,868
2.486/3 month USD-LIBOR-BBA/Jan-22	Jan-20/2.486	5,940,200	41,344
(3.162)/3 month USD-LIBOR-BBA/Nov-33	Nov-20/3.162	2,042,400	20,587
(2.486)/3 month USD-LIBOR-BBA/Jan-22	Jan-20/2.486	5,940,200	13,959
(2.56)/3 month USD-LIBOR-BBA/Feb-22	Feb-20/2.56	5,940,200	11,583
(3.096)/3 month USD-LIBOR-BBA/Nov-29	Nov-19/3.096	1,633,900	3,235
(3.095)/3 month USD-LIBOR-BBA/Nov-21	Nov-19/3.095	4,084,800	531
Morgan Stanley & Co. International PLC
2.7725/3 month USD-LIBOR-BBA/Feb-31	Feb-21/2.7725	3,267,200	140,849
2.764/3 month USD-LIBOR-BBA/Feb-31	Feb-21/2.764	3,267,200	139,019
3.00/3 month USD-LIBOR-BBA/Feb-73	Feb-48/3.00	790,100	110,298
3.00/3 month USD-LIBOR-BBA/Apr-72	Apr-47/3.00	790,100	108,892
3.00/3 month USD-LIBOR-BBA/Apr-72	Apr-47/3.00	790,100	108,820
(2.7725)/3 month USD-LIBOR-BBA/Feb-31	Feb-21/2.7725	3,267,200	58,875
(2.764)/3 month USD-LIBOR-BBA/Feb-31	Feb-21/2.764	3,267,200	58,712
(3.0975)/3 month USD-LIBOR-BBA/Nov-21	Nov-19/3.0975	4,084,800	534

Total purchased swap options outstanding (cost $2,224,092)			$2,267,680

PURCHASED OPTIONS OUTSTANDING (0.7%)(a)
Counterparty	Expiration date/ strike price	Notional amount	Contract amount	Value
JPMorgan Chase Bank N.A.
Federal National Mortgage Association 30 yr 2.50% TBA commitments (Call)	Apr-19/$94.56	$1,000,000	$1,000,000	$24,607
Federal National Mortgage Association 30 yr 3.00% TBA commitments (Put)	Apr-19/97.69	2,000,000	2,000,000	2
Federal National Mortgage Association 30 yr 3.50% TBA commitments (Call)	Apr-19/99.85	19,000,000	19,000,000	287,204
Federal National Mortgage Association 30 yr 3.50% TBA commitments (Put)	May-19/101.19	2,000,000	2,000,000	5,696
Federal National Mortgage Association 30 yr 3.50% TBA commitments (Put)	May-19/101.07	2,000,000	2,000,000	4,704
Federal National Mortgage Association 30 yr 3.50% TBA commitments (Put)	May-19/101.32	2,000,000	2,000,000	6,846
Federal National Mortgage Association 30 yr 3.50% TBA commitments (Put)	May-19/101.44	2,000,000	2,000,000	8,156
Federal National Mortgage Association 30 yr 3.50% TBA commitments (Put)	May-19/99.94	2,000,000	2,000,000	664
Federal National Mortgage Association 30 yr 3.50% TBA commitments (Put)	May-19/99.57	2,000,000	2,000,000	312
Federal National Mortgage Association 30 yr 3.50% TBA commitments (Put)	May-19/99.69	2,000,000	2,000,000	404
Federal National Mortgage Association 30 yr 3.50% TBA commitments (Put)	May-19/99.82	2,000,000	2,000,000	520
Federal National Mortgage Association 30 yr 4.00% TBA commitments (Call)	Apr-19/101.80	5,000,000	5,000,000	52,730

Total purchased options outstanding (cost $102,813)				$391,845

ASSET-BACKED SECURITIES (1.0%)(a)
	Principal amount	Value
loanDepot Station Place Agency Securitization Trust 144A FRB Ser. 17-LD1, Class A, (1 Month US LIBOR + 0.80%), 3.286%, 11/25/50	$133,000	$133,000
Mello Warehouse Securitization Trust 144A FRB Ser. 18-W1, Class A, (1 Month US LIBOR + 0.85%), 3.336%, 11/25/51	299,000	299,000
Station Place Securitization Trust 144A FRB Ser. 18-8, Class A, (1 Month US LIBOR + 0.70%), 3.181%, 2/24/20	136,000	136,000

Total asset-backed securities (cost $568,000)		$568,000

SHORT-TERM INVESTMENTS (12.7%)(a)
		Principal amount/ shares	Value
Interest in $400,000,000 joint tri-party repurchase agreement dated 3/29/19 with HSBC Bank USA, National Association due 4/1/19 - maturity value of $4,283,921 for an effective yield of 2.580% (collateralized by various mortgage backed securities with coupon rates ranging from 2.500% to 5.500% and due dates ranging from 1/1/31 to 2/1/49, valued at $408,087,720)		$4,283,000	$4,283,000
U.S. Treasury Bills 2.546%, 6/13/19(SEGCCS)		185,000	184,112
U.S. Treasury Bills 2.539%, 6/6/19(SEGSF)		202,000	201,126
U.S. Treasury Bills 2.455%, 5/16/19(SEGSF)		123,000	122,637
U.S. Treasury Bills 2.457%, 7/18/19(SEG)(SEGSF)(SEGCCS)		1,163,000	1,154,762
U.S. Treasury Bills 2.462%, 8/1/19(SEGSF)(SEGCCS)		723,000	717,196
U.S. Treasury Bills 2.479%, 4/11/19(SEGSF)		114,000	113,925
U.S. Treasury Bills 2.435%, 4/25/19(SEGSF)		116,000	115,819
State Street Institutional U.S. Government Money Market Fund, Premier Class 2.39%(P)	Shares	160,000	160,000

Total short-term investments (cost $7,052,264)			$7,052,577
TOTAL INVESTMENTS

Total investments (cost $133,353,029)			$133,341,864

FUTURES CONTRACTS OUTSTANDING at 3/31/19 (Unaudited)
	Number of contracts	Notional amount	Value	Expiration date	Unrealized appreciation/ (depreciation)
U.S. Treasury Bond Ultra 30 yr (Long)	4	$672,000	$672,000	Jun-19	$25,867
U.S. Treasury Note 2 yr (Long)	11	2,344,031	2,344,031	Jun-19	10,033
U.S. Treasury Note 5 yr (Short)	17	1,969,078	1,969,078	Jun-19	(20,886)

Unrealized appreciation					35,900

Unrealized (depreciation)					(20,886)

Total					$15,014

WRITTEN SWAP OPTIONS OUTSTANDING at 3/31/19 (premiums $2,034,652) (Unaudited)
Counterparty Fixed Obligation % to receive or (pay)/ Floating rate index/Maturity date	Expiration date/ strike	Notional/ Contract amount	Value
Bank of America N.A.
3.1775/3 month USD-LIBOR-BBA/Nov-55	Nov-25/3.1775	$990,900	$67,649
3.195/3 month USD-LIBOR-BBA/Nov-55	Nov-25/3.195	1,981,700	133,091
(3.1775)/3 month USD-LIBOR-BBA/Nov-55	Nov-25/3.1775	990,900	161,219
(3.195)/3 month USD-LIBOR-BBA/Nov-55	Nov-25/3.195	1,981,700	326,624
Citibank, N.A.
(2.421)/3 month USD-LIBOR-BBA/Apr-29	Apr-19/2.421	2,687,700	15,777
Goldman Sachs International
(2.20625)/3 month USD-LIBOR-BBA/Apr-24	Apr-19/2.20625	4,237,300	8,009
2.9425/3 month USD-LIBOR-BBA/Feb-34	Feb-24/2.9425	2,064,300	71,280
(2.9425)/3 month USD-LIBOR-BBA/Feb-34	Feb-24/2.9425	2,064,300	118,677
JPMorgan Chase Bank N.A.
3.415/3 month USD-LIBOR-BBA/Nov-21	Nov-19/3.415	8,169,600	245
2.975/3 month USD-LIBOR-BBA/Nov-23	Nov-20/2.975	2,042,400	4,146
2.56/3 month USD-LIBOR-BBA/Feb-24	Feb-22/2.56	5,940,200	32,790
2.486/3 month USD-LIBOR-BBA/Jan-24	Jan-22/2.486	5,940,200	35,938
(2.975)/3 month USD-LIBOR-BBA/Nov-23	Nov-20/2.975	2,042,400	48,711
3.229/3 month USD-LIBOR-BBA/Nov-33	Nov-23/3.229	2,042,400	51,142
(2.486)/3 month USD-LIBOR-BBA/Jan-24	Jan-22/2.486	5,940,200	63,798
(2.56)/3 month USD-LIBOR-BBA/Feb-24	Feb-22/2.56	5,940,200	68,550
(3.229)/3 month USD-LIBOR-BBA/Nov-33	Nov-23/3.229	2,042,400	147,094
Morgan Stanley & Co. International PLC
3.3975/3 month USD-LIBOR-BBA/Nov-21	Nov-19/3.3975	8,169,600	245
2.7225/3 month USD-LIBOR-BBA/Feb-30	Feb-20/2.7225	2,376,000	21,812
2.715/3 month USD-LIBOR-BBA/Feb-30	Feb-20/2.715	2,376,000	23,000
3.01/3 month USD-LIBOR-BBA/Feb-36	Feb-26/3.01	891,000	36,540
2.97/3 month USD-LIBOR-BBA/Feb-36	Feb-26/2.97	891,000	37,600
(2.97)/3 month USD-LIBOR-BBA/Feb-36	Feb-26/2.97	891,000	53,941
(3.01)/3 month USD-LIBOR-BBA/Feb-36	Feb-26/3.01	891,000	55,465
(2.715)/3 month USD-LIBOR-BBA/Feb-30	Feb-20/2.715	2,376,000	82,899
(2.7225)/3 month USD-LIBOR-BBA/Feb-30	Feb-20/2.7225	2,376,000	83,398
(3.00)/3 month USD-LIBOR-BBA/Apr-48	Apr-24/3.00	790,100	89,850
(3.00)/3 month USD-LIBOR-BBA/Apr-48	Apr-24/3.00	790,100	89,937
(3.00)/3 month USD-LIBOR-BBA/Jan-49	Jan-25/3.00	790,100	92,337

Total			$2,021,764

WRITTEN OPTIONS OUTSTANDING at 3/31/19 (premiums $89,688) (Unaudited)
Counterparty	Expiration date/ strike price	Notional amount	Contract amount	Value
JPMorgan Chase Bank N.A.
Federal National Mortgage Association 30 yr 2.50% TBA commitments (Put)	Apr-19/$94.56	$1,000,000	$1,000,000	$1
Federal National Mortgage Association 30 yr 3.00% TBA commitments (Call)	Apr-19/97.69	2,000,000	2,000,000	37,340
Federal National Mortgage Association 30 yr 3.50% TBA commitments (Put)	May-19/100.57	2,000,000	2,000,000	2,058
Federal National Mortgage Association 30 yr 3.50% TBA commitments (Put)	May-19/100.94	2,000,000	2,000,000	3,856
Federal National Mortgage Association 30 yr 3.50% TBA commitments (Put)	May-19/100.69	2,000,000	2,000,000	2,548
Federal National Mortgage Association 30 yr 3.50% TBA commitments (Put)	May-19/100.82	2,000,000	2,000,000	3,142
Federal National Mortgage Association 30 yr 3.50% TBA commitments (Put)	May-19/100.44	2,000,000	2,000,000	1,658
Federal National Mortgage Association 30 yr 3.50% TBA commitments (Put)	May-19/100.32	2,000,000	2,000,000	1,330
Federal National Mortgage Association 30 yr 3.50% TBA commitments (Put)	May-19/100.07	2,000,000	2,000,000	842
Federal National Mortgage Association 30 yr 3.50% TBA commitments (Put)	May-19/100.19	2,000,000	2,000,000	1,060
Federal National Mortgage Association 30 yr 3.50% TBA commitments (Put)	Apr-19/99.85	19,000,000	19,000,000	19
Federal National Mortgage Association 30 yr 4.00% TBA commitments (Put)	Apr-19/101.80	5,000,000	5,000,000	5

Total				$53,859

FORWARD PREMIUM SWAP OPTION CONTRACTS OUTSTANDING at 3/31/19 (Unaudited)
Counterparty Fixed right or obligation % to receive or (pay)/Floating rate index/Maturity date	Expiration date/ strike	Notional/ Contract amount	Premium receivable/ (payable)	Unrealized appreciation/ (depreciation)
Bank of America N.A.
2.647/3 month USD-LIBOR-BBA/Jun-29 (Purchased)	Jun-24/2.647	$1,944,400	$(76,026)	$(14,875)
(2.647)/3 month USD-LIBOR-BBA/Jun-29 (Purchased)	Jun-24/2.647	1,944,400	(76,026)	(21,466)
Citibank, N.A.
2.19625/3 month USD-LIBOR-BBA/Apr-24 (Purchased)	Apr-19/2.19625	6,690,400	(11,820)	(134)
(2.38875)/3 month USD-LIBOR-BBA/Apr-24 (Purchased)	Apr-19/2.38875	6,690,400	(10,482)	(1,004)
2.689/3 month USD-LIBOR-BBA/Nov-49 (Purchased)	Nov-24/2.689	237,000	(30,514)	(5,496)
(2.689)/3 month USD-LIBOR-BBA/Nov-49 (Purchased)	Nov-24/2.689	237,000	(30,514)	(5,828)
2.654/3 month USD-LIBOR-BBA/Jun-29 (Purchased)	Jun-24/2.654	1,944,400	(76,026)	(14,564)
(2.654)/3 month USD-LIBOR-BBA/Jun-29 (Purchased)	Jun-24/2.654	1,944,400	(76,026)	(21,738)
2.2925/3 month USD-LIBOR-BBA/Apr-24 (Written)	Apr-19/2.2925	3,345,200	11,151	669
(2.2925)/3 month USD-LIBOR-BBA/Apr-24 (Written)	Apr-19/2.2925	3,345,200	11,151	(769)
Goldman Sachs International
2.1975/3 month USD-LIBOR-BBA/May-24 (Purchased)	May-19/2.1975	6,690,400	(12,377)	803
(2.3975)/3 month USD-LIBOR-BBA/May-24 (Purchased)	May-19/2.3975	6,690,400	(11,708)	(1,873)
(2.725)/3 month USD-LIBOR-BBA/Nov-39 (Purchased)	Nov-29/2.725	395,400	(31,691)	(2,313)
(3.005)/3 month USD-LIBOR-BBA/Nov-39 (Purchased)	Nov-29/3.005	395,400	(27,401)	(2,614)
3.005/3 month USD-LIBOR-BBA/Nov-39 (Purchased)	Nov-29/3.005	395,400	(35,981)	(2,839)
2.8175/3 month USD-LIBOR-BBA/Mar-47 (Purchased)	Mar-27/2.8175	233,300	(29,454)	(3,126)
2.725/3 month USD-LIBOR-BBA/Nov-39 (Purchased)	Nov-29/2.725	395,400	(31,691)	(3,460)
(2.8175)/3 month USD-LIBOR-BBA/Mar-47 (Purchased)	Mar-27/2.8175	233,300	(29,454)	(6,187)
2.2975/3 month USD-LIBOR-BBA/May-24 (Written)	May-19/2.2975	3,345,200	11,664	903
(2.2975)/3 month USD-LIBOR-BBA/May-24 (Written)	May-19/2.2975	3,345,200	11,664	(1,472)
JPMorgan Chase Bank N.A.
2.50/3 month USD-LIBOR-BBA/Nov-39 (Purchased)	Nov-29/2.50	395,400	(22,854)	720
(2.902)/3 month USD-LIBOR-BBA/Nov-49 (Purchased)	Nov-24/2.902	237,000	(25,430)	(5,261)
(2.50)/3 month USD-LIBOR-BBA/Nov-39 (Purchased)	Nov-29/2.50	395,400	(41,122)	(6,413)
2.902/3 month USD-LIBOR-BBA/Nov-49 (Purchased)	Nov-24/2.902	237,000	(36,640)	(6,525)
2.8325/3 month USD-LIBOR-BBA/Feb-52 (Purchased)	Feb-22/2.8325	1,166,600	(162,887)	(37,576)
(2.8325)/3 month USD-LIBOR-BBA/Feb-52 (Purchased)	Feb-22/2.8325	1,166,600	(162,887)	(87,087)
Morgan Stanley & Co. International PLC
3.27/3 month USD-LIBOR-BBA/Oct-53 (Purchased)	Oct-23/3.27	67,100	(7,656)	4,240
(3.27)/3 month USD-LIBOR-BBA/Oct-53 (Purchased)	Oct-23/3.27	67,100	(7,656)	(3,839)
2.505/3 month USD-LIBOR-BBA/Nov-49 (Purchased)	Nov-24/2.505	237,000	(25,501)	(4,358)
(2.505)/3 month USD-LIBOR-BBA/Nov-49 (Purchased)	Nov-24/2.505	237,000	(36,308)	(7,072)

Unrealized appreciation				7,335

Unrealized (depreciation)				(267,889)

Total				$(260,554)

TBA SALE COMMITMENTS OUTSTANDING at 3/31/19 (proceeds receivable $42,508,164) (Unaudited)
Agency	Principal amount	Settlement date	Value
Federal National Mortgage Association, 4.50%, 4/1/49	$1,000,000	4/10/19	$1,041,875
Federal National Mortgage Association, 4.00%, 4/1/49	1,000,000	4/10/19	1,028,438
Federal National Mortgage Association, 3.50%, 5/1/49	4,000,000	5/13/19	3,965,625
Federal National Mortgage Association, 3.50%, 4/1/49	4,000,000	4/10/19	4,053,750
Federal National Mortgage Association, 3.00%, 4/1/49	15,000,000	4/10/19	14,930,859
Government National Mortgage Association, 5.00%, 4/1/49	1,000,000	4/17/19	1,044,609
Government National Mortgage Association, 4.50%, 4/1/49	3,000,000	4/17/19	3,115,078
Government National Mortgage Association, 4.00%, 4/1/49	3,000,000	4/17/19	3,097,500
Government National Mortgage Association, 3.50%, 4/1/49	5,000,000	4/17/19	5,107,813
Government National Mortgage Association, 3.00%, 4/1/49	5,000,000	4/17/19	5,021,484

Total			$42,407,031

	CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS OUTSTANDING at 3/31/19 (Unaudited)
	Notional amount		Value		Upfront premium received (paid)	Termination date	Payments made by fund	Payments received by fund	Unrealized appreciation/ (depreciation)
		$508,000	$78,947		$(17)	11/8/48	3 month USD-LIBOR-BBA — Quarterly	3.312% — Semiannually	$83,604
		2,042,400	117,559		(29)	1/3/29	3.065% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(118,872)
		1,127,400	66,337		(16)	3/4/29	3 month USD-LIBOR-BBA — Quarterly	3.073% — Semiannually	66,627
		6,127,200	12,714		(3,078)	1/22/20	3 month USD-LIBOR-BBA — Quarterly	2.86% — Semiannually	10,798
		6,127,200	28,136	(E)	2,918	1/22/21	2.77% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(25,218)
		191,900	1,188	(E)	(1)	2/2/24	3 month USD-LIBOR-BBA — Quarterly	2.5725% — Semiannually	1,187
		496,600	2,668	(E)	(3)	2/2/24	2.528% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(2,671)
		294,100	6,897		(4)	2/13/29	2.6785% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(6,919)
		47,052,500	193,151	(E)	246,539	6/19/21	2.55% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	53,389
		26,464,600	277,825	(E)	336,764	6/19/24	2.50% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	58,939
		19,786,700	414,017	(E)	(477,231)	6/19/29	3 month USD-LIBOR-BBA — Quarterly	2.65% — Semiannually	(63,214)
		1,081,100	49,938	(E)	54,676	6/19/49	2.80% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	4,738
		1,039,500	9,842	(E)	(210)	12/2/23	3 month USD-LIBOR-BBA — Quarterly	2.536% — Semiannually	9,632
		359,400	2,209	(E)	(61)	2/2/24	3 month USD-LIBOR-BBA — Quarterly	2.57% — Semiannually	2,147
		318,200	10,561	(E)	(5)	3/5/30	3 month USD-LIBOR-BBA — Quarterly	2.806% — Semiannually	10,557
		835,800	15,968	(E)	(12)	3/16/30	2.647% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(15,980)
		271,600	2,629	(E)	(9)	3/28/52	2.67% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(2,639)
		825,700	685	(E)	(425)	3/26/30	2.44% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(1,109)
		3,479,000	14,598	(E)	(33)	4/10/24	3 month USD-LIBOR-BBA — Quarterly	2.20% — Semiannually	(14,631)
		2,899,200	10,373	(E)	(40)	4/16/29	3 month USD-LIBOR-BBA — Quarterly	2.375% — Semiannually	(10,415)

	Total				$159,723				$39,950
(E)	Extended effective date.

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 3/31/19 (Unaudited)
Swap counterparty/ notional amount	Value	Upfront premium received (paid)	Termination date	Payments received (paid) by fund	Total return received by or paid by fund	Unrealized appreciation/ (depreciation)
Bank of America N.A.
$32,139	$31,090	$—	1/12/41	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	$(756)
23,972	23,190	—	1/12/41	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	(564)
Barclays Bank PLC
228,054	229,404	—	1/12/40	4.00% (1 month USD-LIBOR) — Monthly	Synthetic MBX Index 4.00% 30 year Fannie Mae pools — Monthly	1,502
34,479	34,683	—	1/12/40	4.00% (1 month USD-LIBOR) — Monthly	Synthetic MBX Index 4.00% 30 year Fannie Mae pools — Monthly	227
163,536	164,340	—	1/12/40	4.50% (1 month USD-LIBOR) — Monthly	Synthetic MBX Index 4.50% 30 year Fannie Mae pools — Monthly	949
6,814	6,848	—	1/12/40	4.50% (1 month USD-LIBOR) — Monthly	Synthetic MBX Index 4.50% 30 year Fannie Mae pools — Monthly	40
4,298,014	4,335,099	—	1/12/41	5.00% (1 month USD-LIBOR) — Monthly	Synthetic MBX Index 5.00% 30 year Fannie Mae pools — Monthly	41,751
263,480	265,451	—	1/12/40	5.00% (1 month USD-LIBOR) — Monthly	Synthetic MBX Index 5.00% 30 year Fannie Mae pools — Monthly	2,258
49,141	49,220	—	1/12/41	5.00% (1 month USD-LIBOR) — Monthly	Synthetic MBX Index 5.00% 30 year Ginnie Mae II pools — Monthly	132
218,440	218,933	—	1/12/39	(6.00%) 1 month USD-LIBOR — Monthly	Synthetic MBX Index 6.00% 30 year Fannie Mae pools — Monthly	(815)
3,521,902	3,530,563	—	1/12/38	(6.50%) 1 month USD-LIBOR — Monthly	Synthetic MBX Index 6.50% 30 year Fannie Mae pools — Monthly	(14,349)
1,701	1,646	—	1/12/43	3.50% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 3.50% 30 year Fannie Mae pools — Monthly	(41)
29,577	28,531	—	1/12/42	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	(786)
39,777	38,479	—	1/12/41	(4.00%) 1 month USD-LIBOR — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	936
20,955	20,036	—	1/12/41	(5.00%) 1 month USD-LIBOR — Monthly	Synthetic TRS Index 5.00% 30 year Fannie Mae pools — Monthly	698
14,996	14,787	—	1/12/39	6.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 6.00% 30 year Fannie Mae pools — Monthly	(37)
20,479	20,190	—	1/12/38	6.50% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 6.50% 30 year Fannie Mae pools — Monthly	(53)
1,455	1,435	—	1/12/38	6.50% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 6.50% 30 year Fannie Mae pools — Monthly	(4)
Citibank, N.A.
49,011	49,434	—	1/12/41	5.00% (1 month USD-LIBOR) — Monthly	Synthetic MBX Index 5.00% 30 year Fannie Mae pools — Monthly	476
Credit Suisse International
28,463	27,533	—	1/12/44	3.50% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 3.50% 30 year Fannie Mae pools — Monthly	(702)
13,676	12,793	—	1/12/45	3.50% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 3.50% 30 year Fannie Mae pools — Monthly	(770)
3,635	3,517	—	1/12/43	3.50% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 3.50% 30 year Fannie Mae pools — Monthly	(88)
61,374	58,888	—	1/12/44	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	(1,949)
27,526	26,628	—	1/12/41	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	(647)
18,972	17,746	—	1/12/45	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	(1,057)
13,842	12,948	—	1/12/45	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	(771)
46,696	45,172	—	1/12/41	(4.00%) 1 month USD-LIBOR — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	1,098
31,682	30,292	—	1/12/41	(5.00%) 1 month USD-LIBOR — Monthly	Synthetic TRS Index 5.00% 30 year Fannie Mae pools — Monthly	1,055
Goldman Sachs International
12,756	12,787	—	1/12/38	(6.50%) 1 month USD-LIBOR — Monthly	Synthetic MBX Index 6.50% 30 year Fannie Mae pools — Monthly	(52)
34,026	34,110	—	1/12/38	(6.50%) 1 month USD-LIBOR — Monthly	Synthetic MBX Index 6.50% 30 year Fannie Mae pools — Monthly	(139)
94,412	94,644	—	1/12/38	(6.50%) 1 month USD-LIBOR — Monthly	Synthetic MBX Index 6.50% 30 year Fannie Mae pools — Monthly	(385)
251,315	251,933	—	1/12/38	(6.50%) 1 month USD-LIBOR — Monthly	Synthetic MBX Index 6.50% 30 year Fannie Mae pools — Monthly	(1,024)
344,251	345,097	—	1/12/38	(6.50%) 1 month USD-LIBOR — Monthly	Synthetic MBX Index 6.50% 30 year Fannie Mae pools — Monthly	(1,403)
51,310	49,219	—	1/12/44	(3.00%) 1 month USD-LIBOR — Monthly	Synthetic TRS Index 3.00% 30 year Fannie Mae pools — Monthly	1,701
73,399	70,805	—	1/12/42	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	(1,950)
73,399	70,805	—	1/12/42	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	(1,950)
57,970	55,922	—	1/12/42	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	(1,540)
54,322	52,403	—	1/12/42	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	(1,443)
49,048	47,315	—	1/12/42	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	(1,303)
14,265	13,726	—	1/12/40	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	(404)
45,864	44,368	—	1/12/41	(4.00%) 1 month USD-LIBOR — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	1,079
40,544	38,765	—	1/12/41	(5.00%) 1 month USD-LIBOR — Monthly	Synthetic TRS Index 5.00% 30 year Fannie Mae pools — Monthly	1,351
90,445	89,187	—	1/12/39	6.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 6.00% 30 year Fannie Mae pools — Monthly	(224)
63,492	62,609	—	1/12/39	6.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 6.00% 30 year Fannie Mae pools — Monthly	(157)
37,480	36,958	—	1/12/39	6.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 6.00% 30 year Fannie Mae pools — Monthly	(93)
146	144	—	1/12/39	6.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 6.00% 30 year Fannie Mae pools — Monthly	—
44,790	44,159	—	1/12/38	6.50% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 6.50% 30 year Fannie Mae pools — Monthly	(116)
40,869	40,294	—	1/12/38	6.50% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 6.50% 30 year Fannie Mae pools — Monthly	(106)
39,604	39,046	—	1/12/38	6.50% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 6.50% 30 year Fannie Mae pools — Monthly	(102)
31,530	31,086	—	1/12/38	6.50% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 6.50% 30 year Fannie Mae pools — Monthly	(81)
8,930	8,804	—	1/12/38	6.50% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 6.50% 30 year Fannie Mae pools — Monthly	(23)
JPMorgan Chase Bank N.A.
44,919	43,453	—	1/12/41	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	(1,057)
3,781	3,658	—	1/12/41	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	(89)
40,511	38,733	—	1/12/41	(5.00%) 1 month USD-LIBOR — Monthly	Synthetic TRS Index 5.00% 30 year Fannie Mae pools — Monthly	1,349
JPMorgan Securities LLC
28,463	27,533	—	1/12/44	(3.50%) 1 month USD-LIBOR — Monthly	Synthetic TRS Index 3.50% 30 year Fannie Mae pools — Monthly	702
32,388	31,076	—	1/12/44	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	(1,029)
337,715	325,781	—	1/12/42	(4.00%) 1 month USD-LIBOR — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	8,973

Upfront premium received		—	Unrealized appreciation			66,277

Upfront premium (paid)		—	Unrealized (depreciation)			(38,059)

	Total	$—			Total	$28,218

CENTRALLY CLEARED TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 3/31/19 (Unaudited)
Notional amount		Value	Upfront premium received (paid)	Termination date	Payments received (paid) by fund	Total return received by or paid by fund	Unrealized appreciation/ (depreciation)
	$407,000	$2,106	$—	7/3/27	2.085% — At maturity	USA Non Revised Consumer Price Index- Urban (CPI-U) — At maturity	$2,106
	466,000	1,252	—	7/5/22	(1.89%) — At maturity	USA Non Revised Consumer Price Index- Urban (CPI-U) — At maturity	1,252
	466,000	707	—	7/5/27	2.05% — At maturity	USA Non Revised Consumer Price Index- Urban (CPI-U) — At maturity	707
	407,000	383	—	7/3/22	(1.9225%) — At maturity	USA Non Revised Consumer Price Index- Urban (CPI-U) — At maturity	383

Total			$—				$4,448

	OTC CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION SOLD at 3/31/19 (Unaudited)
	Swap counterparty/ referenced debt*	Rating***	Upfront premium received (paid)**	Notional amount	Value	Termination date	Payments received by fund	Unrealized appreciation/ (depreciation)
	Citigroup Global Markets, Inc.
	CMBX NA A.6 Index	A/P	$274	$235,000	$5,170	5/11/63	200 bp — Monthly	$(4,805)
	CMBX NA A.6 Index	A/P	183	235,000	5,170	5/11/63	200 bp — Monthly	(4,896)
	CMBX NA A.6 Index	A/P	(92)	237,000	5,214	5/11/63	200 bp — Monthly	(5,214)
	CMBX NA A.6 Index	A/P	4,521	349,000	7,678	5/11/63	200 bp — Monthly	(3,021)
	CMBX NA A.6 Index	A/P	4,196	430,000	9,460	5/11/63	200 bp — Monthly	(5,097)
	CMBX NA A.6 Index	A/P	692	446,000	9,812	5/11/63	200 bp — Monthly	(8,946)
	CMBX NA A.6 Index	A/P	8,296	600,000	13,200	5/11/63	200 bp — Monthly	(4,670)
	CMBX NA BB.7 Index	BB/P	1,666	12,000	1,427	1/17/47	500 bp — Monthly	251
	CMBX NA BB.7 Index	BB/P	2,571	20,000	2,378	1/17/47	500 bp — Monthly	212
	CMBX NA BBB-.6 Index	BBB-/P	142	1,000	127	5/11/63	300 bp — Monthly	16
	CMBX NA BBB-.6 Index	BBB-/P	3,410	31,000	3,937	5/11/63	300 bp — Monthly	(509)
	CMBX NA BBB-.6 Index	BBB-/P	3,775	33,000	4,191	5/11/63	300 bp — Monthly	(396)
	CMBX NA BBB-.6 Index	BBB-/P	4,873	37,000	4,699	5/11/63	300 bp — Monthly	195
	CMBX NA BBB-.6 Index	BBB-/P	4,082	37,000	4,699	5/11/63	300 bp — Monthly	(596)
	CMBX NA BBB-.6 Index	BBB-/P	5,170	47,000	5,969	5/11/63	300 bp — Monthly	(771)
	CMBX NA BBB-.6 Index	BBB-/P	5,598	50,000	6,350	5/11/63	300 bp — Monthly	(723)
	CMBX NA BBB-.6 Index	BBB-/P	7,507	65,000	8,255	5/11/63	300 bp — Monthly	(710)
	CMBX NA BBB-.6 Index	BBB-/P	25,822	240,000	30,480	5/11/63	300 bp — Monthly	(4,518)
	CMBX NA BBB-.6 Index	BBB-/P	31,288	303,000	38,481	5/11/63	300 bp — Monthly	(7,016)
	CMBX NA BBB-.6 Index	BBB-/P	40,880	385,000	48,895	5/11/63	300 bp — Monthly	(7,791)
	CMBX NA BBB-.6 Index	BBB-/P	44,274	413,000	52,451	5/11/63	300 bp — Monthly	(7,936)
	CMBX NA BBB-.6 Index	BBB-/P	47,575	424,000	53,848	5/11/63	300 bp — Monthly	(6,026)
	CMBX NA BBB-.6 Index	BBB-/P	42,699	435,000	55,245	5/11/63	300 bp — Monthly	(12,292)
	Credit Suisse International
	CMBX NA A.6 Index	A/P	387	250,000	5,500	5/11/63	200 bp — Monthly	(5,016)
	CMBX NA BB.7 Index	BB/P	2,541	19,000	2,259	1/17/47	500 bp — Monthly	301
	CMBX NA BBB-.6 Index	BBB-/P	2,541	23,000	2,921	5/11/63	300 bp — Monthly	(366)
	CMBX NA BBB-.6 Index	BBB-/P	5,387	49,000	6,223	5/11/63	300 bp — Monthly	(807)
	CMBX NA BBB-.6 Index	BBB-/P	9,746	71,000	9,017	5/11/63	300 bp — Monthly	771
	CMBX NA BBB-.6 Index	BBB-/P	13,207	132,000	16,764	5/11/63	300 bp — Monthly	(3,480)
	CMBX NA BBB-.6 Index	BBB-/P	95,786	804,000	102,108	5/11/63	300 bp — Monthly	(5,853)
	CMBX NA BBB-.6 Index	BBB-/P	96,194	896,000	113,792	5/11/63	300 bp — Monthly	(17,075)
	CMBX NA BBB-.6 Index	BBB-/P	140,705	1,308,000	166,116	5/11/63	300 bp — Monthly	(24,648)
	Deutsche Bank AG
	CMBX NA BBB-.6 Index	BBB-/P	53,946	506,000	64,262	5/11/63	300 bp — Monthly	(10,021)
	Goldman Sachs International
	CMBX NA A.6 Index	A/P	1,542	172,000	3,784	5/11/63	200 bp — Monthly	(2,175)
	CMBX NA A.7 Index	A-/P	(381)	261,000	1,436	1/17/47	200 bp — Monthly	1,156
	CMBX NA BBB-.6 Index	BBB-/P	285	2,000	254	5/11/63	300 bp — Monthly	32
	CMBX NA BBB-.6 Index	BBB-/P	2,986	27,000	3,429	5/11/63	300 bp — Monthly	(428)
	CMBX NA BBB-.6 Index	BBB-/P	3,948	29,000	3,683	5/11/63	300 bp — Monthly	282
	CMBX NA BBB-.6 Index	BBB-/P	4,695	42,000	5,334	5/11/63	300 bp — Monthly	(614)
	CMBX NA BBB-.6 Index	BBB-/P	9,878	85,000	10,795	5/11/63	300 bp — Monthly	(867)
	CMBX NA BBB-.6 Index	BBB-/P	24,037	208,000	26,416	5/11/63	300 bp — Monthly	(2,258)
	CMBX NA BBB-.6 Index	BBB-/P	41,260	411,000	52,197	5/11/63	300 bp — Monthly	(10,697)
	CMBX NA BBB-.6 Index	BBB-/P	50,168	470,000	59,690	5/11/63	300 bp — Monthly	(9,248)
	JPMorgan Securities LLC
	CMBX NA A.6 Index	A/P	15,666	681,000	14,982	5/11/63	200 bp — Monthly	949
	CMBX NA BBB-.6 Index	BBB-/P	279,538	2,113,000	268,351	5/11/63	300 bp — Monthly	12,420
	Merrill Lynch International
	CMBX NA BBB-.6 Index	BBB-/P	4,632	35,000	4,445	5/11/63	300 bp — Monthly	207
	CMBX NA BBB-.6 Index	BBB-/P	4,406	39,000	4,953	5/11/63	300 bp — Monthly	(524)
	CMBX NA BBB-.6 Index	BBB-/P	11,589	98,000	12,446	5/11/63	300 bp — Monthly	(800)
	CMBX NA BBB-.6 Index	BBB-/P	46,719	417,000	52,959	5/11/63	300 bp — Monthly	(5,997)
	Morgan Stanley & Co. International PLC
	CMBX NA A.6 Index	A/P	714	76,000	1,672	5/11/63	200 bp — Monthly	(929)
	CMBX NA A.6 Index	A/P	1,277	156,000	3,432	5/11/63	200 bp — Monthly	(2,095)
	CMBX NA A.6 Index	A/P	1,939	191,000	4,202	5/11/63	200 bp — Monthly	(2,189)
	CMBX NA A.6 Index	A/P	3,457	250,000	5,500	5/11/63	200 bp — Monthly	(1,946)
	CMBX NA A.6 Index	A/P	2,940	261,000	5,742	5/11/63	200 bp — Monthly	(2,700)
	CMBX NA A.6 Index	A/P	3,560	325,000	7,150	5/11/63	200 bp — Monthly	(3,464)
	CMBX NA A.6 Index	A/P	—	452,000	9,944	5/11/63	200 bp — Monthly	(9,768)
	CMBX NA A.6 Index	A/P	2,430	894,000	19,668	5/11/63	200 bp — Monthly	(16,890)
	CMBX NA A.7 Index	A-/P	(484)	500,000	2,750	1/17/47	200 bp — Monthly	2,461
	CMBX NA A.7 Index	A-/P	656	135,000	743	1/17/47	200 bp — Monthly	1,451
	CMBX NA A.7 Index	A-/P	(5)	11,000	61	1/17/47	200 bp — Monthly	59
	CMBX NA BBB-.6 Index	BBB-/P	821	7,000	889	5/11/63	300 bp — Monthly	(63)
	CMBX NA BBB-.6 Index	BBB-/P	1,039	8,000	1,016	5/11/63	300 bp — Monthly	28
	CMBX NA BBB-.6 Index	BBB-/P	2,007	14,000	1,778	5/11/63	300 bp — Monthly	237
	CMBX NA BBB-.6 Index	BBB-/P	3,987	35,000	4,445	5/11/63	300 bp — Monthly	(437)
	CMBX NA BBB-.6 Index	BBB-/P	4,238	36,000	4,572	5/11/63	300 bp — Monthly	(313)
	CMBX NA BBB-.6 Index	BBB-/P	6,441	44,000	5,588	5/11/63	300 bp — Monthly	879
	CMBX NA BBB-.6 Index	BBB-/P	6,984	45,000	5,715	5/11/63	300 bp — Monthly	1,296
	CMBX NA BBB-.6 Index	BBB-/P	6,536	57,000	7,239	5/11/63	300 bp — Monthly	(670)
	CMBX NA BBB-.6 Index	BBB-/P	7,344	62,000	7,874	5/11/63	300 bp — Monthly	(493)
	CMBX NA BBB-.6 Index	BBB-/P	10,094	76,000	9,652	5/11/63	300 bp — Monthly	487
	CMBX NA BBB-.6 Index	BBB-/P	11,268	88,000	11,176	5/11/63	300 bp — Monthly	143
	CMBX NA BBB-.6 Index	BBB-/P	9,983	93,000	11,811	5/11/63	300 bp — Monthly	(1,774)
	CMBX NA BBB-.6 Index	BBB-/P	17,289	115,000	14,605	5/11/63	300 bp — Monthly	2,751
	CMBX NA BBB-.6 Index	BBB-/P	17,385	124,000	15,748	5/11/63	300 bp — Monthly	1,709
	CMBX NA BBB-.6 Index	BBB-/P	15,926	130,000	16,510	5/11/63	300 bp — Monthly	(508)
	CMBX NA BBB-.6 Index	BBB-/P	20,536	135,000	17,145	5/11/63	300 bp — Monthly	3,470
	CMBX NA BBB-.6 Index	BBB-/P	22,748	211,000	26,797	5/11/63	300 bp — Monthly	(3,926)
	CMBX NA BBB-.6 Index	BBB-/P	23,830	223,000	28,321	5/11/63	300 bp — Monthly	(4,361)
	CMBX NA BBB-.6 Index	BBB-/P	34,739	282,000	35,814	5/11/63	300 bp — Monthly	(911)
	CMBX NA BBB-.6 Index	BBB-/P	41,278	390,000	49,530	5/11/63	300 bp — Monthly	(8,025)
	CMBX NA BBB-.6 Index	BBB-/P	48,077	419,000	53,213	5/11/63	300 bp — Monthly	(4,891)
	CMBX NA BBB-.6 Index	BBB-/P	49,475	470,000	59,690	5/11/63	300 bp — Monthly	(9,941)
	CMBX NA BBB-.6 Index	BBB-/P	50,008	470,000	59,690	5/11/63	300 bp — Monthly	(9,408)
	CMBX NA BBB-.6 Index	BBB-/P	64,868	610,000	77,470	5/11/63	300 bp — Monthly	(12,246)
	CMBX NA BBB-.6 Index	BBB-/P	224,418	1,852,000	235,204	5/11/63	300 bp — Monthly	(9,706)
	CMBX NA BBB-.6 Index	BBB-/P	310,210	2,560,000	325,120	5/11/63	300 bp — Monthly	(13,416)
	CMBX NA BBB-.7 Index	BBB-/P	2,532	34,000	1,567	1/17/47	300 bp — Monthly	984
	CMBX NA BBB-.7 Index	BBB-/P	61,862	909,000	41,905	1/17/47	300 bp — Monthly	20,487

Upfront premium received			2,304,179		Unrealized appreciation			53,234

Upfront premium (paid)			(962)		Unrealized (depreciation)			(307,877)

	Total		$2,303,217				Total	$(254,643)
*	Payments related to the referenced debt are made upon a credit default event.
**	Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.
***	Ratings for an underlying index represent the average of the ratings of all the securities included in that index. The Moody's, Standard & Poor's or Fitch ratings are believed to be the most recent ratings available at March 31, 2019. Securities rated by Putnam are indicated by "/P." The Putnam rating categories are comparable to the Standard & Poor’s classifications.

	OTC CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION PURCHASED at 3/31/19 (Unaudited)
	Swap counterparty/ referenced debt*	Upfront premium received (paid)**	Notional amount	Value	Termination date	Payments (paid) by fund	Unrealized appreciation/ (depreciation)
	Citigroup Global Markets, Inc.
	CMBX NA BB.11 Index	$(4,535)	$35,000	$4,445	11/18/54	(500 bp) — Monthly	$(109)
	CMBX NA BB.7 Index	(47,656)	374,000	44,469	1/17/47	(500 bp) — Monthly	(3,551)
	CMBX NA BB.9 Index	(4,921)	35,000	4,869	9/17/58	(500 bp) — Monthly	(72)
	CMBX NA BB.9 Index	(2,990)	23,000	3,199	9/17/58	(500 bp) — Monthly	187
	CMBX NA BB.9 Index	(3,092)	23,000	3,199	9/17/58	(500 bp) — Monthly	88
	CMBX NA BB.9 Index	(3,079)	20,000	2,782	9/17/58	(500 bp) — Monthly	(317)
	Credit Suisse International
	CMBX NA BB.10 Index	(3,202)	24,000	2,813	11/17/59	(500 bp) — Monthly	(413)
	CMBX NA BB.10 Index	(2,854)	24,000	2,813	11/17/59	(500 bp) — Monthly	(65)
	CMBX NA BB.10 Index	(1,616)	13,000	1,524	11/17/59	(500 bp) — Monthly	(105)
	CMBX NA BB.9 Index	(1,995)	13,000	1,808	9/17/58	(500 bp) — Monthly	(200)
	CMBX NA BB.9 Index	(1,818)	12,000	1,669	9/17/58	(500 bp) — Monthly	(161)
	CMBX NA BB.9 Index	(1,289)	9,000	1,252	9/17/58	(500 bp) — Monthly	(45)
	Goldman Sachs International
	CMBX NA BB.9 Index	(15,334)	96,000	13,354	9/17/58	(500 bp) — Monthly	(2,074)
	JPMorgan Securities LLC
	CMBX NA BB.7 Index	(7,720)	61,000	7,253	1/17/47	(500 bp) — Monthly	(526)
	CMBX NA BB.9 Index	(22,504)	159,000	22,117	9/17/58	(500 bp) — Monthly	(542)
	CMBX NA BB.9 Index	(17,795)	126,000	17,527	9/17/58	(500 bp) — Monthly	(391)
	CMBX NA BB.9 Index	(4,293)	28,000	3,895	9/17/58	(500 bp) — Monthly	(425)
	CMBX NA BBB-.7 Index	(5,730)	151,000	6,961	1/17/47	(300 bp) — Monthly	1,144
	Merrill Lynch International
	CMBX NA BB.10 Index	(1,426)	12,000	1,406	11/17/59	(500 bp) — Monthly	(27)
	CMBX NA BB.9 Index	(28,700)	196,000	27,264	9/17/58	(500 bp) — Monthly	(1,627)
	CMBX NA BB.9 Index	(27,552)	187,000	26,012	9/17/58	(500 bp) — Monthly	(1,722)
	CMBX NA BB.9 Index	(28,562)	182,000	25,316	9/17/58	(500 bp) — Monthly	(3,422)
	CMBX NA BB.9 Index	(27,541)	180,000	25,038	9/17/58	(500 bp) — Monthly	(2,678)
	CMBX NA BB.9 Index	(21,741)	139,000	19,335	9/17/58	(500 bp) — Monthly	(2,541)
	CMBX NA BB.9 Index	(1,571)	12,000	1,669	9/17/58	(500 bp) — Monthly	87
	Morgan Stanley & Co. International PLC
	CMBX NA BB.9 Index	(31,748)	204,000	28,376	9/17/58	(500 bp) — Monthly	(3,570)
	CMBX NA BB.9 Index	(23,827)	179,000	24,899	9/17/58	(500 bp) — Monthly	898
	CMBX NA BB.9 Index	(24,315)	179,000	24,899	9/17/58	(500 bp) — Monthly	409
	CMBX NA BB.9 Index	(26,620)	177,000	24,621	9/17/58	(500 bp) — Monthly	(2,171)
	CMBX NA BB.9 Index	(22,969)	168,000	23,369	9/17/58	(500 bp) — Monthly	236
	CMBX NA BB.9 Index	(23,840)	158,000	21,978	9/17/58	(500 bp) — Monthly	(2,015)
	CMBX NA BB.9 Index	(20,169)	140,000	19,474	9/17/58	(500 bp) — Monthly	(831)
	CMBX NA BB.9 Index	(12,260)	81,000	11,267	9/17/58	(500 bp) — Monthly	(1,072)
	CMBX NA BB.9 Index	(12,260)	81,000	11,267	9/17/58	(500 bp) — Monthly	(1,072)
	CMBX NA BBB-.7 Index	(4,061)	64,000	2,950	1/17/47	(300 bp) — Monthly	(1,150)

Upfront premium received		—			Unrealized appreciation		3,049

Upfront premium (paid)		(491,585)			Unrealized (depreciation)		(32,894)

	Total	$(491,585)				Total	$(29,845)
*	Payments related to the referenced debt are made upon a credit default event.
**	Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.

Key to holding's abbreviations
FRB	Floating Rate Bonds: the rate shown is the current interest rate at the close of the reporting period. Rates may be subject to a cap or floor. For certain securities, the rate may represent a fixed rate currently in place at the close of the reporting period.
FRN	Floating Rate Notes: the rate shown is the current interest rate or yield at the close of the reporting period. Rates may be subject to a cap or floor. For certain securities, the rate may represent a fixed rate currently in place at the close of the reporting period.
IFB	Inverse Floating Rate Bonds, which are securities that pay interest rates that vary inversely to changes in the market interest rates. As interest rates rise, inverse floaters produce less current income. The rate shown is the current interest rate at the close of the reporting period. Rates may be subject to a cap or floor.
IO	Interest Only
PO	Principal Only
TBA	To Be Announced Commitments
Notes to the fund's portfolio
Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from January 1, 2019 through March 31, 2019 (the reporting period). Within the following notes to the portfolio, references to "Putnam Management" represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC, references to "ASC 820" represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures and references to "OTC", if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $55,372,583.
(SEG)	This security, in part or in entirety, was pledged and segregated with the broker to cover margin requirements for futures contracts at the close of the reporting period. Collateral at period end totaled $12,904.
(SEGSF)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on certain derivative contracts at the close of the reporting period. Collateral at period end totaled $2,009,465.
(SEGCCS)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on the initial margin on certain centrally cleared derivative contracts at the close of the reporting period. Collateral at period end totaled $323,589.
(i)	This security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivative contracts.
(P)	This security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivative contracts and TBA commitments. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.
(WAC)	The rate shown represents the weighted average coupon associated with the underlying mortgage pools. Rates may be subject to a cap or floor.
At the close of the reporting period, the fund maintained liquid assets totaling $38,164,271 to cover certain derivative contracts and delayed delivery securities.
Unless otherwise noted, the rates quoted in Short-term investments security descriptions represent the weighted average yield to maturity.
144A after the name of an issuer represents securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
The dates shown on debt obligations are the original maturity dates.
Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund’s assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.
Investments, including mortgage backed securities and short-term investments with remaining maturities of 60 days or less, are valued on the basis of valuations provided by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such service providers use information with respect to transactions in bonds, quotations from bond dealers, market transactions in comparable securities and various relationships between securities in determining value. These securities will generally be categorized as Level 2.
Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. Certain securities may be valued on the basis of a price provided by a single source. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
Repurchase agreements: The fund, or any joint trading account, through its custodian, receives delivery of the underlying securities, the fair value of which at the time of purchase is required to be in an amount at least equal to the resale price, including accrued interest. Collateral for certain tri-party repurchase agreements, which totaled $4,369,599, is held at the counterparty’s custodian in a segregated account for the benefit of the fund and the counterparty. Putnam Management is responsible for determining that the value of these underlying securities is at all times at least equal to the resale price, including accrued interest. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings.
Stripped securities: The fund may invest in stripped securities which represent a participation in securities that may be structured in classes with rights to receive different portions of the interest and principal. Interest-only securities receive all of the interest and principal-only securities receive all of the principal. If the interest-only securities experience greater than anticipated prepayments of principal, the fund may fail to recoup fully its initial investment in these securities. Conversely, principal-only securities increase in value if prepayments are greater than anticipated and decline if prepayments are slower than anticipated. The fair value of these securities is highly sensitive to changes in interest rates.
Options contracts: The fund used options contracts to hedge duration and convexity, to isolate prepayment risk and to manage downside risks.
The potential risk to the fund is that the change in value of options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to the cost of investments.
Exchange-traded options are valued at the last sale price or, if no sales are reported, the last bid price for purchased options and the last ask price for written options. OTC traded options are valued using prices supplied by dealers.
Options on swaps are similar to options on securities except that the premium paid or received is to buy or grant the right to enter into a previously agreed upon interest rate or credit default contract. Forward premium swap options contracts include premiums that have extended settlement dates. The delayed settlement of the premiums is factored into the daily valuation of the option contracts. In the case of interest rate cap and floor contracts, in return for a premium, ongoing payments between two parties are based on interest rates exceeding a specified rate, in the case of a cap contract, or falling below a specified rate in the case of a floor contract.
For the fund's average contract amount on options contracts, see the appropriate table at the end of these footnotes.
Futures contracts: The fund used futures contracts for hedging treasury term structure risk and for yield curve positioning.
The potential risk to the fund is that the change in value of futures contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. With futures, there is minimal counterparty credit risk to the fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as“variation margin”.
For the fund's average number of futures contracts, see the appropriate table at the end of these footnotes.
Interest rate swap contracts: The fund entered into OTC and/or centrally cleared interest rate swap contracts, which are arrangements between two parties to exchange cash flows based on a notional principal amount, for hedging term structure risk and for yield curve positioning.
An OTC and centrally cleared interest rate swap can be purchased or sold with an upfront premium. For OTC interest rate swap contracts, an upfront payment received by the fund is recorded as a liability on the fund's books. An upfront payment made by the fund is recorded as an asset on the fund's books. OTC and centrally cleared interest rate swap contracts are marked to market daily based upon quotations from an independent pricing service or market makers. Any change is recorded as an unrealized gain or loss on OTC interest rate swaps. Daily fluctuations in the value of centrally cleared interest rate swaps are settled through a central clearing agent and are recorded as unrealized gain or loss. Payments, including upfront premiums, received or made are recorded as realized gains or losses at the reset date or the closing of the contract. Certain OTC and centrally cleared interest rate swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract.
The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or if the counterparty defaults, in the case of OTC interest rate contracts, or the central clearing agency or a clearing member defaults, in the case of centrally cleared interest rate swap contracts, on its respective obligation to perform under the contract. The fund’s maximum risk of loss from counterparty risk or central clearing risk is the fair value of the contract. This risk may be mitigated for OTC interest rate swap contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared interest rate swap contracts through the daily exchange of variation margin. There is minimal counterparty risk with respect to centrally cleared interest rate swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default.
For the fund's average notional amount on interest rate swap contracts, see the appropriate table at the end of these footnotes.
Total return swap contracts: The fund entered into OTC and/or centrally cleared total return swap contracts, which are arrangements to exchange a market-linked return for a periodic payment, both based on a notional principal amount, to hedge sector exposure and for gaining exposure to specific sectors.
To the extent that the total return of the security, index or other financial measure underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the fund will receive a payment from or make a payment to the counterparty. OTC and/or centrally cleared total return swap contracts are marked to market daily based upon quotations from an independent pricing service or market maker. Any change is recorded as an unrealized gain or loss on OTC total return swaps. Daily fluctuations in the value of centrally cleared total return swaps are settled through a central clearing agent and are recorded as unrealized gain or loss. Payments received or made are recorded as realized gains or losses. Certain OTC and/or centrally cleared total return swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index, the possibility that there is no liquid market for these agreements or that the counterparty may default on its obligation to perform. The fund’s maximum risk of loss from counterparty risk or central clearing risk is the fair value of the contract. This risk may be mitigated for OTC total return swap contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared total return swap contracts through the daily exchange of variation margin. There is minimal counterparty risk with respect to centrally cleared total return swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default.
For the fund's average notional amount on total return swap contracts, see the appropriate table at the end of these footnotes.
Credit default contracts: The fund entered into OTC and/or centrally cleared credit default contracts to hedge credit risk, to hedge market risk and for gaining exposure to specific sectors.
In OTC and centrally cleared credit default contracts, the protection buyer typically makes a periodic stream of payments to a counterparty, the protection seller, in exchange for the right to receive a contingent payment upon the occurrence of a credit event on the reference obligation or all other equally ranked obligations of the reference entity. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring and obligation acceleration. For OTC credit default contracts, an upfront payment received by the fund is recorded as a liability on the fund’s books. An upfront payment made by the fund is recorded as an asset on the fund’s books. Centrally cleared credit default contracts provide the same rights to the protection buyer and seller except the payments between parties, including upfront premiums, are settled through a central clearing agent through variation margin payments. Upfront and periodic payments received or paid by the fund for OTC and centrally cleared credit default contracts are recorded as realized gains or losses at the reset date or close of the contract. The OTC and centrally cleared credit default contracts are marked to market daily based upon quotations from an independent pricing service or market makers. Any change in value of OTC credit default contracts is recorded as an unrealized gain or loss. Daily fluctuations in the value of centrally cleared credit default contracts are recorded as unrealized gain or loss. Upon the occurrence of a credit event, the difference between the par value and fair value of the reference obligation, net of any proportional amount of the upfront payment, is recorded as a realized gain or loss.
In addition to bearing the risk that the credit event will occur, the fund could be exposed to market risk due to unfavorable changes in interest rates or in the price of the underlying security or index or the possibility that the fund may be unable to close out its position at the same time or at the same price as if it had purchased the underlying reference obligations. In certain circumstances, the fund may enter into offsetting OTC and centrally cleared credit default contracts which would mitigate its risk of loss. The fund’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the contract. This risk may be mitigated for OTC credit default contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared credit default contracts through the daily exchange of variation margin. Counterparty risk is further mitigated with respect to centrally cleared credit default swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default. Where the fund is a seller of protection, the maximum potential amount of future payments the fund may be required to make is equal to the notional amount.
For the fund's average notional amount on credit default contracts, see the appropriate table at the end of these footnotes.
TBA commitments: The fund may enter into TBA (to be announced) commitments to purchase securities for a fixed unit price at a future date beyond customary settlement time. Although the unit price and par amount have been established, the actual securities have not been specified. However, it is anticipated that the amount of the commitments will not significantly differ from the principal amount. The fund holds, and maintains until settlement date, cash or high-grade debt obligations in an amount sufficient to meet the purchase price, or the fund may enter into offsetting contracts for the forward sale of other securities it owns. Income on the securities will not be earned until settlement date.
The fund may also enter into TBA sale commitments to hedge its portfolio positions to sell mortgage-backed securities it owns under delayed delivery arrangements or to take a short position in mortgage-backed securities. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, either equivalent deliverable securities, or an offsetting TBA purchase commitment deliverable on or before the sale commitment date, are held as "cover" for the transaction, or other liquid assets in an amount equal to the notional value of the TBA sale commitment are segregated. If the TBA sale commitment is closed through the acquisition of an offsetting TBA purchase commitment, the fund realizes a gain or loss. If the fund delivers securities under the commitment, the fund realizes a gain or a loss from the sale of the securities based upon the unit price established at the date the commitment was entered into.
TBA commitments, which are accounted for as purchase and sale transactions, may be considered securities themselves, and involve a risk of loss due to changes in the value of the security prior to the settlement date as well as the risk that the counterparty to the transaction will not perform its obligations. Counterparty risk is mitigated by having a master agreement between the fund and the counterparty.
Unsettled TBA commitments are valued at their fair value according to the procedures described under "Security valuation" above. The contract is marked to market daily and the change in fair value is recorded by the fund as an unrealized gain or loss. Based on market circumstances, Putnam Management will determine whether to take delivery of the underlying securities or to dispose of the TBA commitments prior to settlement.
Master agreements: The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements that govern OTC derivative and foreign exchange contracts and Master Securities Forward Transaction Agreements that govern transactions involving mortgage-backed and other asset-backed securities that may result in delayed delivery (Master Agreements) with certain counterparties entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties' general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund's custodian and, with respect to those amounts which can be sold or repledged, are presented in the fund's portfolio.
Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty.
With respect to ISDA Master Agreements, termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term or short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund’s future derivative activity.
At the close of the reporting period, the fund had a net liability position of $2,175,862 on open derivative contracts subject to the Master Agreements. Collateral posted by the fund at period end for these agreements totaled $2,009,465 and may include amounts related to unsettled agreements.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:
	Valuation inputs
Investments in securities:	Level 1	Level 2	Level 3
Asset-backed securities	$—	$568,000	$—
Mortgage-backed securities	—	35,619,179	—
Purchased options outstanding	—	391,845	—
Purchased swap options outstanding	—	2,267,680	—
U.S. government and agency mortgage obligations	—	87,203,569	—
U.S. treasury obligations	—	239,014	—
Short-term investments	160,000	6,892,577	—

Totals by level	$160,000	$133,181,864	$—
	Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3
Futures contracts	$15,014	$—	$—
Written options outstanding	—	(53,859)	—
Written swap options outstanding	—	(2,021,764)	—
Forward premium swap option contracts	—	(260,554)	—
TBA sale commitments	—	(42,407,031)	—
Interest rate swap contracts	—	(119,773)	—
Total return swap contracts	—	32,666	—
Credit default contracts	—	(2,096,120)	—

Totals by level	$15,014	$(46,926,435)	$—

At the start and close of the reporting period, Level 3 investments in securities represented less than 1% of the fund's net assets and were not considered a significant portion of the fund's portfolio.
Fair Value of Derivative Instruments as of the close of the reporting period
	Asset derivatives	Liability derivatives
Derivatives not accounted for as hedging instruments under ASC 815	Fair value	Fair value
Credit contracts	$467,081	$2,563,201
Interest rate contracts	3,375,442	3,124,187

Total	$3,842,523	$5,687,388
The volume of activity for the reporting period for any derivative type that was held at the close of the period is listed below and was based on an average of the holdings of that derivative at the end of each fiscal quarter in the reporting period:
Purchased TBA commitment option contracts (contract amount)	$40,800,000
Purchased swap option contracts (contract amount)	$142,300,000
Written TBA commitment option contracts (contract amount)	$43,800,000
Written swap option contracts (contract amount)	$106,300,000
Futures contracts (number of contracts)	30
Centrally cleared interest rate swap contracts (notional)	$113,600,000
OTC total return swap contracts (notional)	$11,400,000
Centrally cleared total return swap contracts (notional)	$1,700,000
OTC credit default contracts (notional)	$30,500,000

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com